Disclosure of Detailed Information About Trade and Other Current Payables (Details) - USD ($) $ in Thousands	Jul. 31, 2021	Jan. 31, 2021
Trade and other payables [abstract]
Trade payables	$ 3,106	$ 4,474
Accruals	159	5,190
Employee benefit liabilities	10,594	10,902
Trade and other current payables	$ 13,859	$ 20,566